INVENTORY (Details) - Schedule of Inventory, Current - USD ($)	Feb. 28, 2021	May 31, 2020	May 31, 2019
Schedule of Inventory, Current [Abstract]
Raw materials	$ 419,462	$ 134,697	$ 323,635
Finished goods	550,194	440,545	423,198
Total	$ 969,656	$ 575,242	$ 746,833